[AXA EQUITABLE LOGO]

                                                                      Dodie Kent
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                             Fax: (212) 707-1791


                                                                  March 11, 2010


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

  Re: AXA Equitable Life Insurance Company
      Registration Statement on Form N-4
      File No. 811-07659
      CIK #0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable") we are filing herewith AXA Equitable's Form N-4 Registration Statement (the "N-4 Registration Statement") under the Securities Act of 1933 ("1933 Act") and Amendment No. 243 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 ("1940 Act") with respect to Separate Account No. 49 ("Separate Account") of AXA Equitable.

The Registration Statement relates to Protected Capital Strategies(SM), a variable and index-linked annuity contract funded through Separate Account No. 49, which is offered and sold through AXA Equitable's wholesale and retail distribution channels. AXA Distributors, LLC, which is an affiliate of AXA Equitable, is a principal underwriter of Separate Account No. 49 and distributor of the Protected Capital Strategies(SM) contract in the wholesale channel. AXA Advisors, LLC, which is an affiliate of AXA Equitable, is a principal underwriter of Separate Account No. 49 and distributor of the Protected Capital Strategies(SM) contract in the retail channel.

Please note that the prospectus contained in the N-4 Registration Statement is also being filed today in a separate registration statement on Form S-3 (the "S-3 Registration Statement") by AXA Equitable. The S-3 Registration Statement registers units of interest in the Protected Interest Option of the Protected Capital Strategies contract, to be issued by AXA Equitable, which are being registered solely under the Securities Act of 1933, and not under the Investment Company Act of 1940.

Please also note that the powers of attorney filed herewith refer to the "Protected Capital Strategies" product as the "Structured Annuity." "Structured Annuity" was the working name for this product until very recently, when the final marketing name of "Protected Capital Strategies" was chosen. The powers of attorney had already been circulated for signature before the final marketing name was decided, so they reflect the working name for the product.

Please contact the undersigned at (212) 314-3970 or Christopher E. Palmer of Goodwin Procter LLP at (202) 346-4253 if you have any questions.



                                                          Very truly yours,

                                                          /s/ Dodie Kent
                                                          ---------------------
                                                          Dodie Kent

cc:  Sonny Oh, Esq.